VANECK LONG/FLAT TREND ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Par (000’s)	Value
GOVERNMENT OBLIGATION: 99.8% (Cost: $48,340,738)
United States Treasury Bill 0.01%, 09/15/22	48,497	$48,335,747
Total Investments: 99.8% (Cost: $48,340,738)		48,335,747
Other assets less liabilities: 0.2%		91,311
NET ASSETS: 100.0%		$48,427,058

Summary of Investments by Sector	% of Investments	Value
Government Activity	100.0%	$48,335,747
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